Revisions (Tables) - Vaso Corporation and Subsidaries [Member]	12 Months Ended
Dec. 31, 2023
Revisions (Tables) [Line Items]
Schedule of Consolidated Financial Statements

The following are selected line items from the Company’s Consolidated Financial Statements illustrating the effect of these corrections:

	Consolidated Balance Sheet
	As of December 31, 2022
(in thousands)	As Reported	Adjustment	As Revised
Accounts and other receivables	$15,524	$(1,010)	$14,514
Accrued commissions	$3,720	$(202)	$3,518
Accumulated deficit	$(39,029)	$(808)	$(39,837)

Schedule of Consolidated Statement of Operations and Comprehensive Income
	Consolidated Statement of Operations and Comprehensive Income
	Year ended December 31, 2022
(in thousands, except per share data)	As Reported	Adjustment	As Revised
Revenues
Professional sales services	$37,344	$(723)	$36,621

Cost of revenues
Cost of professional sales services	$7,056	$(144)	$6,912

Gross Profit – professional sales services segment	$30,288	$(579)	$29,709

Operating income	$7,033	$(579)	$6,454
Net income	$11,873	$(579)	$11,294
Comprehensive income	$11,530	$(579)	$10,951

Income per common share
– basic	$0.07	$(0.00)	$0.07
– diluted	$0.07	$(0.00)	$0.06

Schedule of Consolidated Statement of Changes in Stockholders’ Equity
	Consolidated Statement of Changes in Stockholders’ Equity
	Accumulated Deficit			Total Stockholders’ Equity
(in thousands)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Balance at January 1, 2022	$(50,902)	$(229)	$(51,131)	$11,310	$(229)	$11,081

Net income	$11,873	$(579)	$11,294	$11,873	$(579)	$11,294

Balance at December 31, 2022	$(39,029)	$(808)	$(39,837)	$22,875	$(808)	$22,067

Schedule of Consolidated Statement of Cash Flows
	Consolidated Statement of Cash Flows
	Year ended December 31, 2022
(in thousands)	As Reported	Adjustment	As Revised
Net income	$11,873	$(579)	$11,294
Accounts and other receivables	$(243)	$723	$480
Accrued commissions	$1,094	$(144)	$950